Other Non-Current Assets (Tables)	6 Months Ended
Mar. 31, 2025
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets

As of September 30, 2024 and March 31, 2025, other non-current assets consisted of the following:

	As of September 30, 2024	As of March 31, 2025
		(Unaudited)
Prepayment for purchase of customized equipment	$7,257,752	$7,018,617
Prepaid construction fee	1,238,336	2,492,343
Long-term security deposit for land use right (1)	630,504	609,730
Other non-current assets	$9,126,592	$10,120,690

(1)	The balance is the long-term security deposit to the Bureau of Finance in Wujin Technology Industrial District guaranteeing the Company’s investment in the construction of Changzhou manufacturing plants.